ADDITIONAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ADDITIONAL CASH FLOW INFORMATION
Grants receivable and other current assets	$ 220	$ (147)
Deferred grants	(470)	170
Mining tax credits	(414)	(528)
Prepaid expenses	1,168	365
Restricted cash and deposits	(3,298)	699
Sales taxes receivable	(595)	911
Accounts payable and other	1,884	608
Total net change in working capital	(1,505)	2,078
Items not affecting cash
Income tax received	1,110
Interest paid	73	$ 70
Share issue costs included in accounts payable and accrued liabilities	$ 689